Selected Quarterly Financial Results (Unaudited)	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Operating results for the years ended December 31, 2014 and 2013, by quarter, are as follows:

	2014
	March 31	June 30	September 30	December 31
	(In Thousands)
Utility operating revenue	$355,303	$314,160	$335,574	$316,637
Utility operating income	44,543	33,174	49,311	33,885
Net income	23,706	11,663	28,471	14,128

	2013
	March 31	June 30	September 30	December 31
	(In Thousands)
Utility operating revenue	$327,017	$299,569	$321,274	$307,874
Utility operating income	42,962	31,783	47,719	28,282
Net income	21,661	9,588	27,336	5,464

The quarterly figures reflect seasonal and weather‑related fluctuations that are normal to IPL’s operations.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Operating results for the years ended December 31, 2014 and 2013, by quarter, are as follows:

	2014
	March 31	June 30	September 30	December 31
	(In Thousands)
Operating revenue	$355,303	$314,160	$335,574	$316,637
Operating income	44,543	33,174	49,311	33,885
Net income	31,387	19,797	36,319	22,025

	2013
	March 31	June 30	September 30	December 31
	(In Thousands)
Operating revenue	$327,017	$299,569	$321,274	$307,874
Operating income	42,962	31,783	47,719	28,282
Net income	29,106	17,762	35,100	14,584

The quarterly figures reflect seasonal and weather‑related fluctuations that are normal to IPL’s operations.